Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2015
Distribution Date:	12/15/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial	Exchange	CAD
Series	Principal Amount	Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$13,235,876,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$6,405,575,000

Total Outstanding			$19,641,451,600

OSFI Covered Bond Limit			$34,599,518,168

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2015
Distribution Date:	12/15/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A2	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	A3	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa3	F1+/AA-	R-1 (high) / AA
Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating

	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil
(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2015
Distribution Date:	12/15/2015

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds	$13,235,876,600

A = Lesser of (i) LTV Adjusted Loan Balance and	19,937,132,331	A (i)	21,323,136,183
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	19,937,132,331
B = Principal Receipts up to Calculation Date not otherwise applied	0	Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan	0	Maximum Asset Percentage:	95.0%
D = Substitute Assets	0
E = (i) Reserve Fund balance and	0
(ii) Pre-Maturity Liquidity Ledger balance (2)	0
F = Negative Carry Factor Calculation	274,615,429
Total: A + B + C + D + E - F	19,662,516,901

Asset Coverage Test	PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)	13,817,052,898

A = lesser of (i) Present Value of outstanding loan balance of	21,526,326,210	A (i)	21,526,326,210
Performing Eligible Loans(4) and (ii) 80% of Market Value of properties securing Performing Eligible Loans		A (ii)	39,505,775,039
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F	21,526,326,210

Intercompany Loan Balance

Guarantee Loan	14,155,189,213
Demand Loan	7,743,020,596
Total	21,898,209,809

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
November 30, 2015	N/A		N/A

Portfolio Flow of Funds

	30-Nov-15		29-Oct-15
Cash Inflows
Principal Receipts	347,483,750.40		337,345,275.55
Sale of Loans	28,766,381.45		27,529,303.69
Revenue Receipts	57,766,291.44		55,368,560.57
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(50,867,394.30)	(6)	(48,408,946.65)	(7)
Purchase of Loans	(26,655,717.01)		(32,961,162.75)
Intercompany Loan Repayment	(349,594,414.84)	(6)	(331,913,416.49)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(2,062.46)		(1,136.38)
Net Inflows / (Outflows)	6,896,834.68		6,958,477.54
(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the “House Price Index”), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association (“CREA”). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.4429%.
(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(6) This amount is to be paid out on December 17th, 2015.
(7) This amount was paid out on November 17th, 2015.
(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2015
Distribution Date:	12/15/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$21,652,120,883
Current Month Ending Balance	$21,302,814,434
Number of Mortgage Loans in Pool	119,984
Average Loan Size	$177,547
Number of Primary Borrowers	107,126
Number of Properties	109,605

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	52.69%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.34%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	82.52%
Weighted Average Seasoning of Loans in the Portfolio	28.85	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.95%
Weighted Average Original Term of Loans in the Portfolio	51.38	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	22.53	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	49.79	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	119,826	99.87%	21,270,651,955	99.85%
30 to 59 Days Past Due	117	0.10%	24,288,549	0.11%
60 to 89 Days Past Due	40	0.03%	7,645,869	0.04%
90 to 119 Days Past Due	1	0.00%	228,061	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	119,984	100.00%	21,302,814,434	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	13,901	11.59%	2,880,575,120	13.52%
British Columbia	15,172	12.65%	3,582,973,669	16.82%
Manitoba	3,029	2.52%	409,257,614	1.92%
New Brunswick	3,290	2.74%	324,639,081	1.52%
Newfoundland	3,577	2.98%	467,708,364	2.20%
Northwest Territories	35	0.03%	6,891,116	0.03%
Nova Scotia	4,852	4.04%	561,861,430	2.64%
Nunavut	-	0.00%	-	0.00%
Ontario	58,744	48.96%	10,583,401,726	49.68%
Prince Edward Island	758	0.63%	74,805,273	0.35%
Quebec	12,696	10.58%	1,731,145,746	8.13%
Saskatchewan	3,651	3.04%	624,775,370	2.93%
Yukon	279	0.23%	54,779,926	0.26%
Total	119,984	100.00%	21,302,814,434	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,195	2.66%	620,092,517	2.91%
599 or less	2,948	2.46%	517,730,928	2.43%
600 - 650	4,561	3.80%	880,928,437	4.14%
651 - 700	9,805	8.17%	1,910,112,716	8.97%
701 - 750	15,783	13.15%	3,011,335,299	14.14%
751 - 800	20,363	16.97%	3,856,669,320	18.10%
801 and Above	63,329	52.78%	10,505,945,218	49.32%
Total	119,984	100.00%	21,302,814,434	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2015
Distribution Date:	12/15/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	101,704	84.76%	18,101,561,150	84.97%
Variable	18,280	15.24%	3,201,253,284	15.03%
Total	119,984	100.00%	21,302,814,434	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	93,526	77.95%	14,970,758,789	70.28%
Non-STEP	26,458	22.05%	6,332,055,646	29.72%
Total	119,984	100.00%	21,302,814,434	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,845	2.37%	505,863,654	2.37%
Owner Occupied	117,139	97.63%	20,796,950,780	97.63%
Total	119,984	100.00%	21,302,814,434	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	101,009	84.19%	18,499,702,815	86.84%
3.5000 - 3.9999	14,336	11.95%	2,185,373,187	10.26%
4.0000 - 4.4999	3,411	2.84%	468,427,583	2.20%
4.5000 - 4.9999	800	0.67%	103,596,952	0.49%
5.0000 - 5.4999	300	0.25%	31,814,823	0.15%
5.5000 - 5.9999	72	0.06%	7,255,557	0.03%
6.0000 - 6.4999	46	0.04%	5,783,835	0.03%
6.5000 - 6.9999	9	0.01%	758,729	0.00%
7.0000 - 7.4999	1	0.00%	100,953	0.00%
7.5000 - 7.9999	-	0.00%	-	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	119,984	100.00%	21,302,814,434	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	15,111	12.59%	920,503,395	4.32%
20.01-25.00	5,767	4.81%	613,706,883	2.88%
25.01-30.00	6,314	5.26%	806,829,084	3.79%
30.01-35.00	6,982	5.82%	1,036,685,749	4.87%
35.01-40.00	7,491	6.24%	1,234,803,413	5.80%
40.01-45.00	8,642	7.20%	1,610,566,842	7.56%
45.01-50.00	10,174	8.48%	2,071,673,637	9.72%
50.01-55.00	11,933	9.95%	2,561,383,257	12.02%
55.01-60.00	13,995	11.66%	3,097,979,135	14.54%
60.01-65.00	13,757	11.47%	3,055,436,377	14.34%
65.01-70.00	9,967	8.31%	2,205,030,800	10.35%
70.01-75.00	6,866	5.72%	1,476,513,420	6.93%
75.01-80.00	2,827	2.36%	579,896,725	2.72%
80.01 and Above	158	0.13%	31,805,718	0.15%
Total	119,984	100.00%	21,302,814,434	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2015
Distribution Date:	12/15/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	14,710	12.26%	2,247,448,692	10.55%
12.00 - 23.99	72,944	60.79%	12,669,152,471	59.47%
24.00 - 35.99	17,729	14.78%	3,765,335,452	17.68%
36.00 - 41.99	3,656	3.05%	859,635,519	4.04%
42.00 - 47.99	2,304	1.92%	386,990,981	1.82%
48.00 - 53.99	3,639	3.03%	555,357,030	2.61%
54.00 - 59.99	3,620	3.02%	575,776,534	2.70%
60.00 - 65.99	711	0.59%	124,030,205	0.58%
66.00 - 71.99	27	0.02%	4,703,394	0.02%
72.00 and Above	644	0.54%	114,384,157	0.54%
Total	119,984	100.00%	21,302,814,434	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	39,550	32.96%	2,243,860,842	10.53%
100,000 - 149,999	22,505	18.76%	2,803,175,360	13.16%
150,000 - 199,999	18,419	15.35%	3,200,998,375	15.03%
200,000 - 249,999	13,277	11.07%	2,969,467,260	13.94%
250,000 - 299,999	9,097	7.58%	2,484,332,444	11.66%
300,000 - 349,999	5,895	4.91%	1,904,748,203	8.94%
350,000 - 399,999	3,749	3.12%	1,397,505,294	6.56%
400,000 - 449,999	2,296	1.91%	972,500,510	4.57%
450,000 - 499,999	1,557	1.30%	737,326,542	3.46%
500,000 - 549,999	1,017	0.85%	532,363,308	2.50%
550,000 - 599,999	666	0.56%	381,698,080	1.79%
600,000 - 649,999	476	0.40%	296,987,497	1.39%
650,000 - 699,999	295	0.25%	198,835,513	0.93%
700,000 - 749,999	214	0.18%	154,860,370	0.73%
750,000 - 799,999	183	0.15%	141,661,348	0.66%
800,000 - 849,999	158	0.13%	130,444,361	0.61%
850,000 - 899,999	99	0.08%	86,512,326	0.41%
900,000 - 949,999	77	0.06%	71,047,757	0.33%
950,000 - 999,999	57	0.05%	55,586,991	0.26%
1,000,000 or Greater	397	0.33%	538,902,054	2.53%
Total	119,984	100.00%	21,302,814,434	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	14,507	12.09%	2,314,334,662	10.86%
Single Family	103,037	85.88%	18,506,585,866	86.87%
Multi Family	2,153	1.79%	437,570,707	2.05%
Other	287	0.24%	44,323,199	0.21%
Total	119,984	100.00%	21,302,814,434	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2015
Distribution Date:	12/15/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	97,990,651	66,235,932	85,200,791	120,770,267	126,306,999	165,693,794	225,351,753	280,442,637	402,707,461	557,525,041	408,503,279	209,501,832	119,850,870	14,493,813	2,880,575,120	13.52%
Alberta	Current and Less Than 30 Days Past Due	97,847,547	66,235,932	84,991,754	120,638,731	126,164,191	165,630,589	225,351,753	280,442,637	401,802,606	556,859,815	407,102,458	209,501,832	119,361,140	14,493,813	2,876,424,797	99.86%
Alberta	30 to 59 Days Past Due	143,104	-	209,037	131,536	142,808	63,206	-	-	904,855	665,226	1,097,762	-	489,730	-	3,847,264	0.13%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	303,059	-	-	-	303,059	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	197,095,851	125,893,685	165,196,907	212,844,766	240,511,924	325,170,683	348,918,489	425,851,808	529,191,965	450,881,423	308,151,486	202,598,415	48,283,912	2,382,356	3,582,973,669	16.82%
	Current and Less Than 30 Days Past Due	197,002,664	125,893,685	165,162,753	212,710,067	240,511,924	324,652,560	348,739,097	424,651,760	527,863,279	449,271,153	307,109,476	202,414,347	48,283,912	2,382,356	3,576,649,032	99.82%
	30 to 59 Days Past Due	50,669	-	34,154	-	-	290,062	179,392	503,617	680,230	1,486,782	1,042,011	-	-	-	4,266,916	0.12%
	60 to 89 Days Past Due	42,518	-	-	134,699	-	-	-	696,431	648,456	123,487	-	184,068	-	-	1,829,660	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	228,061	-	-	-	-	-	-	-	-	228,061	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	9,017,016	6,400,118	9,075,712	11,880,439	15,257,667	21,863,125	26,483,691	32,870,425	44,883,929	66,112,377	78,632,749	60,498,770	24,560,870	1,720,725	409,257,614	1.92%
Manitoba	Current and Less Than 30 Days Past Due	8,967,099	6,400,118	9,075,712	11,880,439	15,257,667	21,863,125	26,483,691	32,870,425	44,883,929	66,019,715	78,632,749	60,276,411	24,560,870	1,720,725	408,892,676	99.91%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	92,661	-	222,359	-	-	315,020	0.08%
Manitoba	60 to 89 Days Past Due	49,917	-	-	-	-	-	-	-	-	-	-	-	-	-	49,917	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	8,933,493	6,391,786	8,664,921	11,002,732	12,494,818	19,902,930	21,948,080	33,478,867	53,983,347	77,519,205	43,124,182	23,687,697	3,507,024	-	324,639,081	1.52%
	Current and Less Than 30 Days Past Due	8,897,336	6,391,786	8,664,921	11,002,732	12,494,818	19,902,930	21,906,065	33,336,655	53,983,347	77,170,335	42,988,505	23,687,697	3,507,024	-	323,934,150	99.78%
	30 to 59 Days Past Due	-	-	-	-	-	-	42,015	142,212	-	202,159	-	-	-	-	386,386	0.12%
	60 to 89 Days Past Due	36,158	-	-	-	-	-	-	-	-	146,710	135,677	-	-	-	318,545	0.10%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	10,096,302	8,584,992	9,875,811	10,152,113	19,880,460	26,813,049	34,983,495	48,071,695	61,392,770	100,125,123	65,980,224	57,751,795	14,000,533	-	467,708,364	2.20%
	Current and Less Than 30 Days Past Due	10,096,302	8,558,811	9,875,811	10,097,841	19,880,460	26,740,688	34,983,495	48,071,695	61,392,770	99,756,398	65,662,512	57,751,795	13,670,416	-	466,538,994	99.75%
Newfoundland	30 to 59 Days Past Due	-	26,181	-	54,273	-	-	-	-	-	368,725	317,713	-	330,116	-	1,097,009	0.23%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	72,361	-	-	-	-	-	-	-	-	72,361	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	551,401	193,553	538,614	213,120	292,852	643,903	483,990	-	616,956	1,208,590	1,764,283	383,854	-	-	6,891,116	0.03%
	Current and Less Than 30 Days Past Due	551,401	193,553	538,614	213,120	292,852	643,903	483,990	-	616,956	1,208,590	1,764,283	383,854	-	-	6,891,116	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	20,193,171	11,935,404	17,249,031	19,966,385	28,971,301	36,238,835	45,862,796	61,557,225	85,275,021	118,089,855	63,526,417	40,495,889	12,275,146	224,955	561,861,430	2.64%
Nova Scotia	Current and Less Than 30 Days Past Due	20,193,171	11,935,404	17,249,031	19,966,385	28,971,301	36,036,182	45,778,577	61,557,225	85,062,374	117,621,938	63,395,167	40,495,889	12,275,146	224,955	560,762,743	99.80%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	202,654	84,219	-	-	312,820	131,250	-	-	-	730,942	0.13%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	212,647	155,097	-	-	-	-	367,745	0.07%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	494,714,421	330,157,124	427,928,301	546,310,265	674,949,880	867,859,565	1,194,685,049	1,468,308,060	1,640,002,444	1,283,341,823	846,424,782	583,795,811	217,066,907	7,857,295	10,583,401,726	49.68%
Ontario	Current and Less Than 30 Days Past Due	494,138,493	330,062,038	426,806,287	545,575,550	674,554,930	866,311,957	1,192,678,406	1,466,195,840	1,638,311,830	1,280,840,834	845,094,227	582,787,141	217,066,907	7,857,295	10,568,281,735	99.86%
Ontario	30 to 59 Days Past Due	207,839	95,086	563,428	339,591	394,950	1,081,339	2,006,643	1,991,312	1,545,915	2,168,351	1,100,659	200,607	-	-	11,695,719	0.11%
Ontario	60 to 89 Days Past Due	368,089	-	558,586	395,123	-	466,269	-	120,908	144,700	332,638	229,896	808,063	-	-	3,424,272	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,509,026	1,262,395	3,734,242	2,941,349	3,087,163	4,055,491	4,425,640	7,934,120	12,523,135	16,199,128	9,341,201	5,581,008	1,211,375	-	74,805,273	0.35%
	Current and Less Than 30 Days Past Due	2,509,026	1,262,395	3,734,242	2,941,349	3,087,163	4,055,491	4,425,640	7,934,120	12,449,487	16,199,128	9,341,201	5,581,008	1,211,375	-	74,731,625	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	73,648	-	-	-	-	-	73,648	0.10%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	62,562,783	43,705,104	59,175,073	77,050,437	86,409,252	99,237,045	118,151,792	136,899,012	174,178,687	222,383,436	265,944,981	249,893,730	130,427,837	5,126,575	1,731,145,746	8.13%
Quebec	Current and Less Than 30 Days Past Due	62,511,918	43,705,104	59,071,754	77,050,437	86,330,105	99,237,045	117,408,415	136,899,012	174,178,687	221,828,180	265,323,200	249,788,422	129,973,767	5,126,575	1,728,432,622	99.84%
Quebec	30 to 59 Days Past Due	50,865	-	103,320	-	-	-	-	-	-	555,256	621,782	-	293,823	-	1,625,045	0.09%
Quebec	60 to 89 Days Past Due	-	-	-	-	79,146	-	743,377	-	-	-	-	105,309	160,247	-	1,088,079	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	15,521,492	11,832,901	18,588,143	21,626,916	24,174,538	39,632,329	46,200,255	59,065,775	86,000,296	149,312,398	106,302,449	38,397,536	8,120,341	-	624,775,370	2.93%
	Current and Less Than 30 Days Past Due	15,504,087	11,832,901	18,588,143	21,626,916	24,174,538	39,508,684	46,200,255	59,065,775	85,906,094	149,104,819	106,302,449	38,397,536	8,120,341	-	624,332,538	99.93%
Saskatchewan	30 to 59 Days Past Due	17,405	-	-	-	-	123,645	-	-	94,202	88,996	-	-	-	-	324,248	0.05%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	118,583	-	-	-	-	118,583	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,317,788	1,113,888	1,601,536	1,926,959	2,466,560	3,456,092	4,178,606	6,903,632	7,223,124	12,737,978	7,334,767	3,927,084	591,912	-	54,779,926	0.26%
	Current and Less Than 30 Days Past Due	1,317,788	1,113,888	1,601,536	1,926,959	2,466,560	3,456,092	4,178,606	6,903,632	7,223,124	12,737,978	7,334,767	3,927,084	591,912	-	54,779,926	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	920,503,395	613,706,883	806,829,084	1,036,685,749	1,234,803,413	1,610,566,842	2,071,673,637	2,561,383,257	3,097,979,135	3,055,436,377	2,205,030,800	1,476,513,420	579,896,725	31,805,718	21,302,814,434	100.00%
	Current and Less Than 30 Days Past Due	919,536,831	613,585,615	805,360,560	1,035,630,527	1,234,186,509	1,608,039,245	2,068,617,991	2,557,928,776	3,093,674,483	3,048,618,885	2,200,050,993	1,474,993,014	578,622,808	31,805,718	21,270,651,955	99.85%
	30 to 59 Days Past Due	469,882	121,267	909,938	525,400	537,758	1,760,905	2,312,269	2,637,142	3,225,201	5,940,976	4,311,176	422,966	1,113,670	-	24,288,549	0.11%
	60 to 89 Days Past Due	496,682	-	558,586	529,822	79,146	538,630	743,377	817,339	1,079,452	876,517	668,632	1,097,440	160,247	-	7,645,869	0.04%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	228,061	-	-	-	-	-	-	-	-	228,061	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2015
Distribution Date:	12/15/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	21,512,435	16,053,719	21,331,649	30,631,842	39,154,706	49,504,980	55,126,095	85,397,361	86,522,331	73,943,991	72,096,750	50,650,646	17,102,405	1,063,606	620,092,517	2.91%
<=599	7,579,796	6,680,059	10,775,760	12,494,948	14,627,956	30,844,420	36,054,833	59,534,754	91,393,164	105,957,459	77,657,339	48,776,261	13,958,977	1,395,202	517,730,928	2.43%
600-650	15,479,516	10,235,542	12,575,387	21,727,706	28,288,184	54,827,188	71,084,335	113,754,662	139,525,455	174,912,019	128,784,833	78,018,098	30,308,369	1,407,142	880,928,437	4.14%
651-700	30,557,873	27,038,763	42,397,744	56,346,057	76,181,800	103,664,217	172,461,186	229,505,871	325,934,828	349,817,037	251,827,664	175,608,586	66,095,274	2,675,816	1,910,112,716	8.97%
701-750	83,968,561	53,631,903	88,036,866	115,843,016	134,960,255	200,466,537	284,601,094	385,678,296	483,680,277	486,249,387	341,197,645	253,970,600	93,850,799	5,200,064	3,011,335,299	14.14%
751-800	120,122,116	85,027,424	125,383,482	166,942,773	203,738,410	291,471,103	370,615,646	464,022,011	589,428,355	578,203,374	433,306,512	294,753,238	126,159,792	7,495,084	3,856,669,320	18.10%
>800	641,283,099	415,039,473	506,328,195	632,699,407	737,852,103	879,788,397	1,081,730,448	1,223,490,301	1,381,494,726	1,286,353,111	900,160,057	574,735,991	232,421,109	12,568,803	10,505,945,218	49.32%
Total	920,503,395	613,706,883	806,829,084	1,036,685,749	1,234,803,413	1,610,566,842	2,071,673,637	2,561,383,257	3,097,979,135	3,055,436,377	2,205,030,800	1,476,513,420	579,896,725	31,805,718	21,302,814,434	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.
(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.